CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES - 2029 Convertible Notes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 26, 2023 CNY (¥) ¥ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance cost paid for issuance of convertible senior notes		¥ 0	$ 0	¥ 0		¥ 31,891
Principal amount of debt converted		0	$ 0	¥ 465,167	$ 55,200	¥ 247,290	$ 14,100
Conversion of Convertible senior notes (in shares) | shares				11,994,720	11,994,720	2,938,412	2,938,412
2029 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance costs				¥ 5,500
2029 Convertible Notes | Jiangxi Jinko
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount	¥ 10,000,000
Interest rate in first year	0.20%
Interest rate in second year	0.40%
Interest rate in third year	0.60%
Interest rate in fourth year	1.50%
Interest rate in fifth year	1.80%
Interest rate in sixth year	2.00%
Debt Instrument, redemption price, percentage of principal amount Redeemed	108.00%
Conversion term after issuance	6 months
Convertible debt, conversion price (in $ per ADS) | ¥ / shares	¥ 13.79
Principal amount considered for conversion price	¥ 100
Threshold percentage of conversion price considered for a plan to reduce conversion price	85.00%
Minimum number of days considered for threshold percentage of conversion price	15 days
Consecutive trading days considered for threshold percentage of conversion price	30 days
Percentage of voting rights required for the effect of reduction in conversion price	0.67%
Threshold number of trading days prior to shareholders meeting considered for average trading price of A shares	20 days
Percentage of the principal amount holder had the option to require company to repurchase	100.00%
Threshold percentage of conversion price, holder to have option to require the company to repurchase	70.00%
Percentage of principal amount entitled to call	100.00%
Minimum percentage of conversion price for entitlement to call notes	120.00%
Maximum amount of unconverted balance of notes issued for entitlement to call	¥ 30,000
Issuance cost paid for issuance of convertible senior notes		32,000
Principal amount of debt converted		¥ 21		¥ 64		¥ 39
Conversion of Convertible senior notes (in shares) | shares		1,979	1,979	4,983	4,983	2,750	2,750
Non-controlling interests		¥ 9		¥ 50		¥ 23
Transaction attributed to non-controlling owners		12		14		16
2029 Convertible Notes | Jiangxi Jinko | Related parties | JinkoSolar Investment
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of debt issued	5,500,000
Issuance costs		¥ 0		¥ 5,000		¥ 16,900
2029 Convertible Notes | Jiangxi Jinko | Third parties | JinkoSolar Investment
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of debt issued	¥ 4,500,000